Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Leases	The following table presents balances reported in the consolidated balance sheet related to the Company’s leases as of December 31, 2022 and 2023:
	As of December 31,
	2022	2023
	RMB	RMB
Operating lease Right-of-use assets	6,132,812	6,169,983

Operating lease liabilities – current	1,413,110	2,590,785
Operating lease liabilities – non-current	4,824,198	4,045,089

Total operating lease liabilities	6,237,308	6,635,874
Finance lease assets
Property, plant and equipment, at cost	-	335,758
Accumulated depreciation	-	(206,620)

Property, plant and equipment, net	-	129,138

Finance lease liabilities – current	-	103,310
Finance lease liabilities – non-current	-	37,411

Total finance lease liabilities	-	140,721

The following table presents operating lease cost reported in the consolidated statement of operations and comprehensive loss related to the Company’s leases for the years ended December 31, 2022 and 2023:
	As of December 31,
	2022	2023
	RMB	RMB
Operating lease expenses:
Operating lease expenses	3,585,998	2,706,804
Short-term lease expenses	527,470	113,200
Total operating lease expenses	4,113,468	2,820,004

Finance lease expenses:
Amortization expenses	-	51,376
Interest expenses	-	7,158
Total finance lease expenses	-	58,534

Total lease expenses	4,113,468	2,878,538
Lease terms and discount rates are as follows:
	As of December 31,
	2022	2023
	RMB	RMB
Weighted average remaining lease term (years)
Operating leases	5.7	4.8
Finance leases	-	1.3
Weighted average discount rate
Operating leases	4.6%	4.9%
Finance leases	-	8.9%

Supplemental cash flow information related to leases is as follows:
	As of December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	3,228,307	2,423,083
Operating cash outflows from finance leases (interest payments)	-	7,158
Financing cash outflows from finance leases	-	58,933

Non-cash information on lease liabilities arising from obtaining ROU assets
- Operating leases	742	2,423,082

Non-cash information on lease liabilities and ROU assets derecognized for termination of leases
- Operating leases	3,436,448	-

Schedule of Operating Lease Payments	The following table reconciles the undiscounted cash flows of the Company’s leases as of December 31, 2023 to the present value of its operating lease payments, including rental payments for lease renewal options the Company is reasonably certain to exercise:
For the Years Ending December 31,	Finance Lease	Operating Lease
	RMB	RMB
2024	118,505	2,836,406
2025	29,626	1,389,751
2026	-	808,874
2027	-	534,793
2028	-	544,114
2029 and thereafter	-	1,314,754
Total undiscounted ease payments	148,131	7,428,692
Less: imputed interest	(7,410)	(792,818)
Present value of lease liabilities	140,721	6,635,874